Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Other Current Liabilities
The components of other current liabilities are as follows:

	Yen in millions
	March 31,
	2020	2021
Accrued expenses	3,178	3,183
Accrued bonuses	2,886	3,159
Accrued consumption taxes	94	1,645
Other	661	502

Total	6,819	8,489